Virtus Newfleet Credit Opportunities Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated April 29, 2019 to the Summary Prospectus,

Statutory Prospectus and Statement of Additional Information,

each dated February 28, 2019, as supplemented

Important Notice to Investors

Effective April 26, 2019, the Virtus Newfleet Credit Opportunities Fund (the “Fund”) was liquidated. The Fund has ceased to exist and is no longer available for sale. Accordingly, the Fund’s Prospectuses and SAI are no longer valid.

Investors should retain this supplement with the Prospectuses and

Statement of Additional Information for future reference.

VAST 8034/CreditOppsFundClosed (4/2019)